SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)			9 Months Ended	12 Months Ended
	Apr. 04, 2024	Dec. 26, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Maturity date		Apr. 18, 2024
Interest rate				5.00%
Total carrying amount			$ 453,979	$ 163,900	$ 135,900
Less: Unamortized debt discount			(130,506)	(18,070)
Total convertible notes payable			323,473	145,830	135,900
Less: Current portion			323,473	145,830	135,900
Long-term portion
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issuance date			Sep. 30, 2019	Sep. 30, 2019
Convertible notes payable	$ 100,000		$ 30,000	$ 30,000
Maturity date	Oct. 03, 2024		Sep. 30, 2021	Sep. 30, 2021
Interest rate	10.00%		8.00%	8.00%
Total carrying amount			$ 30,000	$ 30,000	30,000
Less: Unamortized debt discount	$ (10,679)
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Issuance date			Jan. 29, 2020	Jan. 29, 2020
Convertible notes payable			$ 10,000	$ 10,000
Maturity date			Jan. 29, 2021	Jan. 29, 2021
Interest rate			8.00%	8.00%
Total carrying amount			$ 10,000	$ 10,000	10,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Issuance date			Feb. 26, 2020	Feb. 26, 2020
Convertible notes payable			$ 10,000	$ 10,000
Maturity date			Feb. 26, 2021	Feb. 26, 2021
Interest rate			8.00%	8.00%
Total carrying amount			$ 10,000	$ 10,000	10,000
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 06, 2020	Mar. 06, 2020
Convertible notes payable			$ 7,500	$ 7,500
Maturity date			Mar. 06, 2021	Mar. 06, 2021
Interest rate			8.00%	8.00%
Total carrying amount			$ 7,500	$ 7,500	7,500
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 05, 2020	Mar. 05, 2020
Convertible notes payable			$ 3,700	$ 3,700
Maturity date			Mar. 05, 2021	Mar. 05, 2021
Interest rate			8.00%	8.00%
Total carrying amount			$ 5,900	$ 5,900	5,900
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 09, 2020	Mar. 09, 2020
Convertible notes payable			$ 1,200	$ 1,200
Maturity date			Mar. 09, 2021	Mar. 09, 2021
Interest rate			8.00%	8.00%
Total carrying amount			$ 1,200	$ 1,200	1,200
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 26, 2020	Mar. 26, 2020
Convertible notes payable			$ 60,000	$ 60,000
Maturity date			Mar. 26, 2021	Mar. 26, 2021
Interest rate			10.00%	10.00%
Total carrying amount			$ 60,000	$ 60,000	60,000
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Issuance date			Mar. 05, 2021	Mar. 05, 2021
Convertible notes payable			$ 11,300	$ 11,300
Maturity date			Mar. 05, 2022	Mar. 05, 2022
Interest rate			8.00%	8.00%
Total carrying amount			$ 11,300	$ 11,300	11,300
Convertible Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 11, 2023	Jul. 11, 2023
Convertible notes payable			$ 11,000	$ 11,000
Maturity date			Jul. 11, 2024	Jul. 11, 2024
Interest rate			7.00%	7.00%
Total carrying amount			$ 11,000	$ 11,000
Convertible Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 22, 2023	Aug. 22, 2023
Convertible notes payable			$ 10,000	$ 10,000
Maturity date			Aug. 22, 2024	Aug. 22, 2024
Interest rate			7.00%	7.00%
Total carrying amount			$ 10,000	$ 10,000
Convertible Notes Payable Ten [Member]
Short-Term Debt [Line Items]
Issuance date			Nov. 01, 2023	Nov. 01, 2023
Convertible notes payable			$ 7,000	$ 7,000
Maturity date			Oct. 31, 2024	Oct. 31, 2024
Interest rate			7.00%	7.00%
Total carrying amount			$ 7,000	$ 7,000
Convertible Notes Payable Eleven [Member]
Short-Term Debt [Line Items]
Issuance date			Apr. 04, 2024
Convertible notes payable			$ 28,600
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 28,600
Convertible Notes Payable Twelve [Member]
Short-Term Debt [Line Items]
Issuance date			Apr. 23, 2024
Convertible notes payable			$ 5,000
Maturity date			Apr. 23, 2025
Interest rate			10.00%
Total carrying amount			$ 5,000
Convertible Notes Payable Thirteen [Member]
Short-Term Debt [Line Items]
Issuance date			May 07, 2024
Convertible notes payable			$ 14,111
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 14,111
Convertible Notes Payable Fourteen [Member]
Short-Term Debt [Line Items]
Issuance date			May 08, 2024
Convertible notes payable			$ 25,000
Maturity date			May 08, 2025
Interest rate			10.00%
Total carrying amount			$ 25,000
Convertible Notes Payable Fifteen [Member]
Short-Term Debt [Line Items]
Issuance date			May 08, 2024
Convertible notes payable			$ 25,000
Maturity date			May 08, 2025
Interest rate			20.00%
Total carrying amount			$ 25,000
Convertible Notes Payable Sixteen [Member]
Short-Term Debt [Line Items]
Issuance date			May 17, 2024
Convertible notes payable			$ 5,556
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 5,556
Convertible Notes Payable Seventeen [Member]
Short-Term Debt [Line Items]
Issuance date			May 31, 2024
Convertible notes payable			$ 3,333
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 3,333
Convertible Notes Payable Eighteen [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 05, 2024
Convertible notes payable			$ 25,000
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 25,000
Convertible Notes Payable Nineteen [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 06, 2024
Convertible notes payable			$ 25,000
Maturity date			Jun. 06, 2025
Interest rate			10.00%
Total carrying amount			$ 25,000
Convertible Notes Payable Twenty [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 07, 2024
Convertible notes payable			$ 2,500
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 2,500
Convertible Notes Payable Twenty One [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 10, 2024
Convertible notes payable			$ 5,000
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 5,000
Convertible Notes Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 11, 2024
Convertible notes payable			$ 5,000
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 5,000
Convertible Notes Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 17, 2024
Convertible notes payable			$ 2,500
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 2,500
Convertible Notes Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Issuance date			Jun. 27, 2024
Convertible notes payable			$ 700
Maturity date			Jun. 27, 2025
Interest rate			10.00%
Total carrying amount			$ 700
Convertible Notes Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 02, 2024
Convertible notes payable			$ 6,667
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 6,667
Convertible Notes Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 29, 2024
Convertible notes payable			$ 6,667
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 6,667
Convertible Notes Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 09, 2024
Convertible notes payable			$ 16,667
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 16,667
Convertible Notes Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 14, 2024
Convertible notes payable			$ 27,778
Maturity date			Oct. 03, 2024
Interest rate			10.00%
Total carrying amount			$ 27,778
Convertible Notes Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 02, 2024
Convertible notes payable			$ 6,000
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 6,000
Convertible Notes Payable Thirty [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 03, 2024
Convertible notes payable			$ 4,000
Maturity date			Jun. 01, 2025
Interest rate			10.00%
Total carrying amount			$ 4,000
Convertible Notes Payable Thirty One [Member]
Short-Term Debt [Line Items]
Issuance date			Jul. 17, 2024
Convertible notes payable			$ 25,000
Maturity date			Jul. 17, 2025
Interest rate			10.00%
Total carrying amount			$ 25,000
Convertible Notes Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Issuance date			Aug. 22, 2024
Convertible notes payable			$ 25,000
Maturity date			Aug. 19, 2025
Interest rate			10.00%
Total carrying amount			$ 25,000